Annual Total Returns - Fidelity® Stock Selector All Cap Fund [BarChart] - 09.30 Fidelity Stock Selector All Cap Fund-K PRO-09 - Fidelity® Stock Selector All Cap Fund - Fidelity Stock Selector All Cap Fund-Class K
Nov. 28, 2020
Bar Chart Table:
Annual Return 2010	19.35%
Annual Return 2011	(4.96%)
Annual Return 2012	18.06%
Annual Return 2013	34.24%
Annual Return 2014	11.21%
Annual Return 2015	0.04%
Annual Return 2016	9.73%
Annual Return 2017	25.37%
Annual Return 2018	(8.52%)
Annual Return 2019	32.37%